Stock-Based Compensation - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock option activity
Total options outstanding, end of period (in shares)	12,792,812
Exercisable at the end of the period (in shares)	2,332,489
Weighted-Average Exercise Price
Total options outstanding at the end of the period (in dollars per share)	$ 41.52
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 44.77
Stock Options | DISH Network Awards
Stock option activity
Total options outstanding, beginning of period (in shares)	13,365,489	8,847,734	7,913,733
Granted (in shares)	1,396,750	7,026,512	3,468,626
Exercised (in shares)	(713,411)	(267,905)	(505,125)
Forfeited and cancelled (in shares)	(1,256,016)	(2,240,852)	(2,029,500)
Total options outstanding, end of period (in shares)	12,792,812	13,365,489	8,847,734
Exercisable at the end of the period (in shares)	2,332,489	1,705,103	1,772,608
Weighted-Average Exercise Price
Total options outstanding, beginning of the period (in dollars per share)	$ 41.78	$ 43.90	$ 36.22
Granted (in dollars per share)	33.52	38.44	59.66
Exercised (in dollars per share)	27.46	16.43	28.73
Forfeited and cancelled (in dollars per share)	43.40	39.73	44.64
Total options outstanding at the end of the period (in dollars per share)	41.52	41.78	43.90
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 44.93	$ 40.87	$ 35.13
Stock Options | DISH Network Awards | Long-Term Performance Based Plans
Stock option activity
Total options outstanding, beginning of period (in shares)	8,671,886	5,490,626
Total options outstanding, end of period (in shares)	7,608,446	8,671,886	5,490,626
Weighted-Average Exercise Price
Total options outstanding, beginning of the period (in dollars per share)	$ 39.95	$ 42.81
Total options outstanding at the end of the period (in dollars per share)	$ 39.78	$ 39.95	$ 42.81